Earnings Per Share - Summary of Earnings Per Share (Parenthetical) (Detail) - $ / shares shares in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Earnings per share [abstract]
Average outstanding options excluded from calculation of diluted earnings per share	0.0	7.8	0.0	5.3
Weighted-average exercise price of average outstanding options excluded from the calculation of diluted earnings per share	$ 0.00	$ 70.16	$ 0.00	$ 71.42